Related party transactions - Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,294,897	$ 2,401,749
Long-term employee benefits	12,206	12,646
Post-employment benefits	31,346	36,444
Share based payments	391,592	1,469,698
Key management personnel compensation	$ 2,730,041	$ 3,920,537